Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property Plant and Equipment

(CAD$ in millions)	Exploration and Evaluation	Mineral Properties	Land, Buildings, Plant and Equipment	Capitalized Production Stripping Costs	Construction In Progress	Total
At December 31, 2015
Cost	$1,600	$18,001	$13,208	$3,761	$3,186	$39,756
Accumulated depreciation	—	(4,776)	(6,574)	(1,615)	—	(12,965)

Net book value	$1,600	$13,225	$6,634	$2,146	$3,186	$26,791

Year ended December 31, 2016
Opening net book value	$1,600	$13,225	$6,634	$2,146	$3,186	$26,791
Additions	24	47	173	531	1,112	1,887
Disposals	—	—	(10)	—	—	(10)
Asset impairments (Note 6)	—	—	(26)	—	(268)	(294)
Depreciation and amortization	—	(356)	(657)	(500)	—	(1,513)
Transfers between classifications	—	—	276	—	(276)	—
Decommissioning and restoration provision change in estimate	—	633	26	—	—	659
Capitalized borrowing costs	—	91	—	—	175	266
Other	(9)	—	(6)	—	—	(15)
Changes in foreign exchange rates	(2)	(78)	(58)	(16)	(22)	(176)

Closing net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

At December 31, 2016
Cost	$1,613	$18,667	$13,517	$4,269	$3,907	$41,973
Accumulated depreciation	—	(5,105)	(7,165)	(2,108)	—	(14,378)

Net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595

Year ended December 31, 2017
Opening net book value	$1,613	$13,562	$6,352	$2,161	$3,907	$27,595
Additions	171	174	562	742	1,284	2,933
Disposals	—	—	(67)	—	—	(67)
Impairment reversal and (asset impairments) (Note 6)	—	207	(44)	—	—	163
Depreciation and amortization	—	(368)	(640)	(566)	—	(1,574)
Transfers between classifications	—	(8)	104	—	(96)	—
Decommissioning and restoration provision change in estimate	—	501	24	—	—	525
Capitalized borrowing costs	—	102	—	—	231	333
Reclass of Waneta Dam and other	—	40	(394)	—	—	(354)
Changes in foreign exchange rates	(10)	(240)	(155)	(39)	(65)	(509)

Closing net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045

At December 31, 2017
Cost	$1,774	$19,329	$12,948	$4,561	$5,261	$43,873
Accumulated depreciation	—	(5,359)	(7,206)	(2,263)	—	(14,828)

Net book value	$1,774	$13,970	$5,742	$2,298	$5,261	$29,045